COMMON STOCK REPURCHASE PROGRAM (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Mar. 12, 2015
Common Stock Repurchase Program [Abstract]
Stock Repurchase Program, Up to 5% Percent of Company's Stock to be Repurchased		5.00%
Stock Repurchase Program, Number of Shares Authorized to be Repurchased		630,000
Stock Repurchased During Period, Shares	628,530
Stock Repurchased During Period, Value	$ 7,531